Borrowings - Argentinian Subsidiaries (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2020
Disclosure of detailed information about borrowings [line items]
Total borrowings	$ 1,007,752	$ 817,651	$ 971,090
Net book value of pledged assets	129,300	124,600
Argentina Subsidiaries | Rabobank Due June 2024
Disclosure of detailed information about borrowings [line items]
Nominal amount	50,000
Total borrowings	$ 25,000	37,500
Argentina Subsidiaries | Rabobank Due June 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	6.17%
Argentina Subsidiaries | IFC Tranche A 3 due June 2028
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 12,600
Total borrowings	$ 10,660	12,350
Argentina Subsidiaries | IFC Tranche A 3 due June 2028 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | IFC Tranche B 3 Due June 2028
Disclosure of detailed information about borrowings [line items]
Nominal amount	$ 9,400
Total borrowings	$ 7,960	$ 9,220
Argentina Subsidiaries | IFC Tranche B 3 Due June 2028 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Nominal amount				$ 100,000
Argentina Subsidiaries | IFC Tranche A And B Granted 2020 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)	4.00%
Argentina Subsidiaries | Adeco Agropecuaria S.A. | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	$ 241,800
Argentina Subsidiaries | Pilagá S.A. | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	35,700
Argentina Subsidiaries | Bañado del Salado S.A. | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Net book value of pledged assets	$ 44,300